Employee Benefits - Schedule of Relevant Actuarial Assumptions, Holding Other Assumptions Constant (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Actuarial assumptions of future salary growth and discount rate
Employee Benefits
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%	0.50%
Future salary growth
Employee Benefits
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 113	$ 79
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(113)	(78)
Discount rate
Employee Benefits
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	1,831	1,431
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,605)	$ (1,273)